Annual Fund Operating Expenses	Jan. 27, 2026
RESQ Strategic Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
RESQ Strategic Income Fund | RESQ Strategic Income Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.20%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses (as a percentage of Assets):	0.99%
Acquired Fund Fees and Expenses	0.17%	[1]
Expenses (as a percentage of Assets)	2.76%
Fee Waiver or Reimbursement	(0.39%)	[2]
Net Expenses (as a percentage of Assets)	2.37%
RESQ Strategic Income Fund | RESQ Strategic Income Fund Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.99%
Acquired Fund Fees and Expenses	0.17%	[1]
Expenses (as a percentage of Assets)	2.36%
Fee Waiver or Reimbursement	(0.39%)	[2]
Net Expenses (as a percentage of Assets)	1.97%
RESQ Dynamic Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
RESQ Dynamic Allocation Fund | RESQ Dynamic Allocation Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.20%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses (as a percentage of Assets):	0.84%
Acquired Fund Fees and Expenses	0.36%	[3]
Expenses (as a percentage of Assets)	2.80%
Fee Waiver or Reimbursement	(0.24%)	[4]
Net Expenses (as a percentage of Assets)	2.56%
RESQ Dynamic Allocation Fund | RESQ Dynamic Allocation Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.84%
Acquired Fund Fees and Expenses	0.36%	[3]
Expenses (as a percentage of Assets)	2.40%
Fee Waiver or Reimbursement	(0.24%)	[4]
Net Expenses (as a percentage of Assets)	2.16%
RESQ Dynamic Allocation Fund | RESQ Dynamic Allocation Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.20%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.84%
Acquired Fund Fees and Expenses	0.36%	[3]
Expenses (as a percentage of Assets)	3.40%
Fee Waiver or Reimbursement	(0.24%)	[4]
Net Expenses (as a percentage of Assets)	3.16%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Fund’s adviser, RESQ Investment Partners, LLC (the “Adviser”) has contractually agreed to waive management fees and to make payments to limit Fund expenses, at least until February 1, 2027, so that the total annual operating expenses (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser))) of the Fund do not exceed 2.20% and 1.80% of average daily net assets attributable to Class A and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recapture. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the Adviser.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[4]	The Fund’s adviser, RESQ Investment Partners, LLC (the “Adviser”) has contractually agreed to waive management fees and to make payments to limit Fund expenses, at least until February 1, 2027, so that the total annual operating expenses (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser))) of the Fund do not exceed 2.20%, 1.80% and 2.80% of average daily net assets attributable to Class A, Class I, and Class C shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recapture. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the Adviser.